Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Enterprise Technology Services Portfolio
Apr. 29, 2025
Select Enterprise Technology Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	15.12%
Past 5 years	6.34%
Past 10 years	12.40%
Select Enterprise Technology Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.64%
Past 5 years	3.73%
Past 10 years	10.62%
Select Enterprise Technology Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.00%
Past 5 years	4.77%
Past 10 years	10.10%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1517
Average Annual Return:
Past 1 year	17.10%
Past 5 years	6.93%
Past 10 years	12.17%